Exhibit 99
Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	32
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,639,734,292.80	75,170	56.17 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$366,700,000.00	0.27214%	August 15, 2013
Class A-2 Notes	$497,600,000.00	0.470%	April 15, 2015
Class A-3 Notes	$502,000,000.00	0.580%	December 15, 2016
Class A-4 Notes	$133,250,000.00	0.790%	November 15, 2017
Class B Notes	$47,350,000.00	1.270%	December 15, 2017
Class C Notes	$31,570,000.00	1.690%	April 15, 2018
Class D Notes	$31,570,000.00	2.430%	January 15, 2019
Total	$1,610,040,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,397,200.57

Principal:
Principal Collections	$14,215,888.32
Prepayments in Full	$6,694,765.47
Liquidation Proceeds	$398,657.40
Recoveries	$96,519.18
Sub Total	$21,405,830.37
Collections	$22,803,030.94

Purchase Amounts:
Purchase Amounts Related to Principal	$368,764.87
Purchase Amounts Related to Interest	$1,765.44
Sub Total	$370,530.31

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,173,561.25

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	32
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$23,173,561.25
Servicing Fee	$330,992.60	$330,992.60	$0.00	$0.00	$22,842,568.65
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,842,568.65
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$22,842,568.65
Interest - Class A-3 Notes	$67,721.30	$67,721.30	$0.00	$0.00	$22,774,847.35
Interest - Class A-4 Notes	$87,722.92	$87,722.92	$0.00	$0.00	$22,687,124.43
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,687,124.43
Interest - Class B Notes	$50,112.08	$50,112.08	$0.00	$0.00	$22,637,012.35
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,637,012.35
Interest - Class C Notes	$44,461.08	$44,461.08	$0.00	$0.00	$22,592,551.27
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,592,551.27
Interest - Class D Notes	$63,929.25	$63,929.25	$0.00	$0.00	$22,528,622.02
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,528,622.02
Regular Principal Payment	$21,080,746.71	$21,080,746.71	$0.00	$0.00	$1,447,875.31
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,447,875.31
Residual Released to Depositor	$0.00	$1,447,875.31	$0.00	$0.00	$0.00
Total		$23,173,561.25

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,080,746.71
Total					$21,080,746.71
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,080,746.71	$41.99	$67,721.30	$0.13	$21,148,468.01	$42.12
Class A-4 Notes	$0.00	$0.00	$87,722.92	$0.66	$87,722.92	$0.66
Class B Notes	$0.00	$0.00	$50,112.08	$1.06	$50,112.08	$1.06
Class C Notes	$0.00	$0.00	$44,461.08	$1.41	$44,461.08	$1.41
Class D Notes	$0.00	$0.00	$63,929.25	$2.03	$63,929.25	$2.03
Total	$21,080,746.71	$13.09	$313,946.63	$0.19	$21,394,693.34	$13.28

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	32

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$140,113,039.98	0.2791096	$119,032,293.27	0.2371161
Class A-4 Notes	$133,250,000.00	1.0000000	$133,250,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$383,853,039.98	0.2384121	$362,772,293.27	0.2253188

Pool Information
Weighted Average APR	4.393%	4.401%
Weighted Average Remaining Term	30.40	29.60
Number of Receivables Outstanding	33,039	32,105
Pool Balance	$397,191,114.81	$375,189,918.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$383,853,039.98	$362,772,293.27
Pool Factor	0.2422289	0.2288114

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,198,671.46
Targeted Credit Enhancement Amount	$8,198,671.46
Yield Supplement Overcollateralization Amount	$12,417,625.51
Targeted Overcollateralization Amount	$12,417,625.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$12,417,625.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,198,671.46
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,198,671.46
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,198,671.46

Ford Credit Auto Owner Trust 2012-C
Monthly Investor Report

Collection Period	February 2015
Payment Date	3/16/2015
Transaction Month	32

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		109	$323,119.97
(Recoveries)		125	$96,519.18
Net Losses for Current Collection Period			$226,600.79
Cumulative Net Losses Last Collection Period			$9,567,570.49
Cumulative Net Losses for all Collection Periods			$9,794,171.28

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.68%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	1.96%	480	$7,351,489.02
61-90 Days Delinquent	0.23%	49	$877,719.53
91-120 Days Delinquent	0.09%	16	$319,145.37
Over 120 Days Delinquent	0.30%	59	$1,108,125.05
Total Delinquent Receivables	2.57%	604	$9,656,478.97

Repossession Inventory:
Repossessed in the Current Collection Period		17	$378,424.36
Total Repossessed Inventory		28	$532,220.77

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.6429%
Preceding Collection Period			0.7384%
Current Collection Period			0.7041%
Three Month Average			0.6951%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.4233%
Preceding Collection Period			0.4389%
Current Collection Period			0.3862%
Three Month Average			0.4162%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2015

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer